Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares Value
Common Stocks - 98.9%
Building Products - 2.8%
Johnson Controls International plc 17,859 $ 1,297,813
Chemicals - 14.6%
Air Products and Chemicals, Inc. 8,728 2,462,343
Koninklijke DSM NV 5,785 1,076,832
Mosaic Co. (The) 47,001 1,877,690
Nutrien Ltd. 20,971 1,463,914
6,880,779
Commercial Services & Supplies - 0.7%
Aker Carbon Capture ASA* 142,904 313,422
Containers & Packaging - 7.4%
Ball Corp. 15,269 1,482,620
Smurfit Kappa Group plc 38,257 1,996,348
3,478,968
Electric Utilities - 2.2%
Orsted A/S (144A) 9,754 1,027,232
Electrical Equipment - 5.9%
Nexans SA 9,464 846,079
Siemens Gamesa Renewable Energy SA* 44,151 945,074
Vestas Wind Systems A/S 36,024 960,398
2,751,551
Equity Real Estate Investment Trusts (REITs) - 2.0%
Weyerhaeuser Co. 23,727 959,283
Food Products - 11.4%
Archer-Daniels-Midland Co. 31,953 2,396,475
Beyond Meat, Inc.* 6,445 419,763
Costa Group Holdings Ltd. 603,733 1,186,755
Salmar ASA 7,293 493,886
Synlait Milk Ltd.* 415,650 859,881
5,356,760
Independent Power and Renewable Electricity Producers - 1.5%
Scatec ASA (144A) 48,437 706,776
Machinery - 0.3%
Xebec Adsorption, Inc.* 95,634 143,624
Marine - 0.3%
Edda Wind ASA* 45,259 152,360
Metals & Mining - 41.3%
Alcoa Corp. 26,992 1,530,716
Allkem Ltd.* 145,915 929,352
Anglo American plc 48,621 2,105,701
AVZ Minerals Ltd.* 556,890 274,650
Champion Iron Ltd.* 357,834 1,626,122
Core Lithium Ltd.* 607,761 323,290
Foran Mining Corp.* 140,736 264,475
Freeport-McMoRan, Inc. 61,610 2,293,124
IGO Ltd. 136,681 1,131,509
ioneer Ltd.* 863,156 401,370
Ivanhoe Mines Ltd. - Class A* 146,508 1,254,499
Largo, Inc.* 25,614 213,886
Liontown Resources Ltd.* 329,720 329,872
MP Materials Corp.* 21,272 849,604
Nickel Mines Ltd. 484,971 488,611
Norsk Hydro ASA 168,447 1,284,316
Nucor Corp. 12,948 1,312,927
Sibanye Stillwater Ltd. (ADR) 65,535 982,370

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares Value
Common Stocks - (continued)
Metals & Mining - (continued)
Sigma Lithium Corp.* 49,428 $ 478,035
Solaris Resources, Inc.* 58,014 638,619
Talon Metals Corp.* 577,070 308,545
Turquoise Hill Resources Ltd.* 23,348 408,654
19,430,247
Oil, Gas & Consumable Fuels - 2.7%
NexGen Energy Ltd.* 314,089 1,291,622
Paper & Forest Products - 5.8%
Stora Enso OYJ - Class R 73,573 1,477,958
West Fraser Timber Co. Ltd. 13,250 1,225,818
2,703,776
Total Common Stocks (cost $46,767,782) 46,494,213
Investment Companies - 1.1%
Money Market Funds - 1.1%
JPMorgan Prime Money Market Fund, 0.0460%
∞
(cost $500,009) 499,572 499,971
Total Investments (total cost $47,267,791 ) - 100.0% 46,994,184
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 10,675
Net Assets - 100.0% $47,004,859
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 17,382,329 37.0%
Canada 7,213,656 15.4
Australia 6,691,531 14.2
Norway 2,950,760 6.3
United Kingdom 2,105,701 4.5
Ireland 1,996,348 4.3
Denmark 1,987,630 4.2
Finland 1,477,958 3.1
Netherlands 1,076,832 2.3
South Africa 982,370 2.1
Spain 945,074 2.0
New Zealand 859,881 1.8
France 846,079 1.8
Brazil 478,035 1.0
Total $ 46,994,184 100.0%

Janus Henderson Net Zero Transition Resources ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2022.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2022 is $1,734,008 which represents 3.7% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 46,494,213 $ — $ —
Investment Companies 499,971 — —
Total Assets $ 46,994,184 $ — $ —

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70438 03-22